Income Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Details
Effective Income Tax Rate Reconciliation At Federal Statutory Corporation Income Tax Rate	25.00%	34.00%
Current Foreign Tax Expense (Benefit)		$ 7,305,429	$ 7,484,941
Deferred Other Tax Expense (Benefit)		(449,012)	(4,188,248)
Deferred Foreign Income Tax Expense (Benefit)		(285,138)	(170,059)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		449,012	4,188,248
Provision for Income Taxes		7,020,291	7,314,882
Operating Loss Carryforwards		15,696,907
Deferred Tax Assets, Net of Valuation Allowance		5,336,949
Valuation Allowance, Deferred Tax Asset, Change in Amount		449,012	4,188,248
Deferred Tax Assets, Valuation Allowance		449,012	4,188,248
Indefinite-lived Intangible Assets, Acquired During Period		8,048,113	8,161,269
Accumulated Amortization, Deferred Finance Costs		$ 686,258,508